INTEREST EXPENSE, NET	12 Months Ended
Dec. 31, 2015
Interest Expense Net Disclosure [Abstract]
Interest Expense Net Disclosures [Text Block]
21.	INTEREST EXPENSE, NET

The components of interest expense, net were as follows:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2015	2014	2013
Interest on long-term debt	$44.3	$33.1	$34.5
Other	5.1	2.4	2.9
	$49.4	$35.5	$37.4